Summary of Derivative Instruments (Detail) - Designated as Hedging Instrument $ in Thousands	Dec. 31, 2022 USD ($)
Interest rate swaps
Derivative [Line Items]
Notional amounts	$ 2,171,125
Interest rate swaps | Amortizing | SOFR
Derivative [Line Items]
Notional amounts	2,071,125
Interest Rate Cap | Non Amortizing | SOFR
Derivative [Line Items]
Notional amounts	$ 100,000